Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr 26, 2011
Registrant Name	dei_EntityRegistrantName	PIONEER SERIES TRUST X
Central Index Key	dei_EntityCentralIndexKey	0001174520
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 26, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 26, 2011
Prospectus Date	rr_ProspectusDate	Apr 26, 2011

Pioneer Absolute Return Credit Fund FUND SUMMARY
INVESTMENT OBJECTIVES
A high level of current income.
Capital appreciation is a secondary objective.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least  $100,000 in Class A shares of the Pioneer funds. More information about these and other discounts is available from your investment professional and in the "Sales Charges" section of the prospectus beginning on page 28 and the "Sales Charges" section of the statement of additional information beginning on page 73.

SHAREOWNER FEES (fees paid directly from your investment)
Shareholder Fees - Pioneer Absolute Return Credit Fund	CLASS A	CLASS C	CLASS Y
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	4.50%	none	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	none	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pioneer Absolute Return Credit Fund		CLASS A	CLASS C	CLASS Y
Management Fees		0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.43%	0.43%	0.38%
Total Annual Fund Operating Expenses		1.38%	2.13%	1.08%
Less: Fee Waiver and Expense Reimbursement	[1]	(0.18%)	(0.03%)	(0.23%)
Net Expenses	[2]	1.20%	2.10%	0.85%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	The fund's investment adviser has contractually agreed to limit ordinary operating expenses to the extent required to reduce fund expenses to 1.20%, 2.10% and 0.85% of the average daily net assets attributable to Class A, Class C and Class Y shares, respectively. These expense limitations are in effect through August 1, 2012. There can be no assurance that the adviser will extend the expense limitations beyond such time. While in effect, the arrangement may be terminated for any class only by agreement of the adviser and the Board of Trustees.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same except for year one (which considers the effect of the expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

IF YOU REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Expense Example - Pioneer Absolute Return Credit Fund (USD $)	1	3
CLASS A	567	850
CLASS C	313	664
CLASS Y	87	321

IF YOU DO NOT REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Expense Example, No Redemption - Pioneer Absolute Return Credit Fund (USD $)	1	3
CLASS A	567	850
CLASS C	213	664
CLASS Y	87	321

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

The fund selects investments from a broad spectrum of debt securities. The fund is managed using an absolute return approach, which means that it is not managed relative to an index. Accordingly, the fund does not seek to generate returns consistent with broader financial market movements, instead seeking to generate positive total returns over the course of different market environments. Total return is a combination of current income and capital appreciation. As part of its overall strategy, the fund uses derivatives in an effort to limit the effect of market volatility on its portfolio of securities. The fund also may use derivatives for a variety of other hedging and non-hedging purposes.

Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities. The fund has the flexibility to invest in a broad range of issuers and segments of the debt securities markets. The fund's investment adviser allocates the fund's debt securities among different instruments and segments of the debt markets, based on its outlook for economic, interest rate and political trends. Debt securities may include instruments and obligations of U.S. and non-U.S. corporate and other non-governmental entities, those of U.S. and non-U.S. governmental entities, mortgage-related or mortgage-backed securities (including "sub-prime" mortgages), asset-backed securities, floating rate loans, convertible securities, preferred securities, Treasury Inflation Protected Securities ("TIPS") and other inflation-linked debt securities, subordinated debt   securities, event-linked bonds, and funds that invest primarily in debt securities. The fund may invest without limit in debt securities of any credit quality, including those rated below investment grade (known as "junk bonds") or, if unrated, of equivalent credit quality as determined by the fund's investment adviser. The fund's investments in debt securities rated below investment grade may include securities that are in default. The fund may invest in securities of issuers located in emerging markets.

The fund invests in securities with a broad range of maturities and maintains an average portfolio maturity that varies based upon the judgment of the adviser. The fund's investments may have fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed rate, adjustable rate, floating rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

The fund may invest in equity securities, including common stocks, rights, warrants, depositary receipts, exchange-traded funds (ETFs) that invest primarily in equity securities and equity interests in real estate trusts (REITs). The fund may invest in equity securities as a consequence of holding debt of the same issuer or when the adviser believes the securities offer the potential for capital gains or other portfolio management purposes, although equity securities may not pay dividends or contribute to achieving the fund's investment objective of a high level of current income.

The adviser considers both broad economic and issuer specific factors in selecting a portfolio designed to achieve the fund's investment objectives. In assessing the appropriate maturity, rating, sector and country weightings of the fund's portfolio, the adviser considers a variety of factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, such as the rates of economic growth and inflation, Federal Reserve monetary policy and the relative value of the U.S. dollar compared to other currencies. Once the adviser determines the preferable portfolio characteristics, the adviser selects individual securities based upon the terms of the securities (such as yields compared to U.S. Treasuries or comparable issuers), liquidity and rating, sector and issuer diversification. The adviser also employs fundamental research to assess an issuer's credit quality, taking into account financial condition and profitability, future capital needs, potential for change in rating, industry outlook, the competitive environment and management ability. In making these portfolio decisions, the adviser relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. In selecting among market segments and instruments, the adviser considers the relative value of particular investments. The adviser may sell a portfolio security when it believes the security no longer will contribute to meeting the fund's investment objectives. The adviser makes that determination based on the same criteria it uses to select portfolio securities.

In addition to managing portfolio risk through conventional means, including through in-depth credit analysis and diversification, the adviser employs a disciplined, two-fold derivatives strategy designed to limit the effects of near-term volatility and severe market events. This strategy, which relies on proprietary, quantitative techniques, incorporates the adviser's macroeconomic views as well as its view of quantitative market indicators of financial disruption, such as the volatility of the S&P 500 Index and credit spreads. Credit spreads measure the difference in the yield of higher yielding bond sectors relative to U.S. Treasury bonds. Widening credit spreads can indicate higher levels of uncertainty or distress in financial markets. Over time, the adviser uses derivatives to maintain a "dynamic" hedge against near-term market volatility through exposure to market-, volatility- and/or credit-oriented derivatives, which it may adjust as credit spreads widen and narrow or as other indicators of market volatility change. As a second measure, when indicators signal severe market distress, the investment adviser may employ derivatives techniques designed to help limit the effects of that distress. Derivatives in which the fund may invest for these purposes include equity index futures, futures or swaps based on the Chicago Board of Exchange Volatility Index (VIX), credit default swaps and Treasury futures. The VIX is an index of market sentiment derived from S&P 500 Index option prices that is designed to reflect investors' consensus view of expected stock market volatility over future periods. In combination, the two elements of this strategy are intended to help limit the effect of market volatility on the fund's returns and generate positive returns over time. However, there can be no guarantee that such results will be achieved.

The fund also may use derivatives for a variety of other purposes, including: as a hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; and to increase the fund's return as a non-hedging strategy that may be considered speculative. The fund may establish, through derivatives, net short positions for individual sectors, markets, currencies or securities, or as a means of adjusting the fund's portfolio duration or other portfolio characteristics. The fund may invest without limit in derivative instruments. The fund also may hold cash or other short-term investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

You could lose money on your investment in the fund. As with any mutual fund, there is no guarantee that the fund will achieve its objectives. Following is a summary description of principal risks of investing in the fund.

MARKET RISK. The values of securities held by the fund may fall due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The recent global financial crisis has caused a significant decline in the value and liquidity of many securities, including securities held by the fund. In response to the crisis, the U.S. government and the Federal Reserve have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time The fund may experience a substantial or complete loss on any individual security.

HIGH YIELD OR "JUNK" BOND RISK. Debt securities that are below investment grade, "junk bonds," are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

INTEREST RATE RISK. Interest rates may go up, causing the value of the fund's investments to decline (this risk may be greater for securities with longer maturities).

CREDIT RISK. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will decline. Credit risk is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality.

PREPAYMENT OR CALL RISK. During periods of declining interest rates, the issuer of a security (or borrowers in a pool of loans) may prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. The fund also may lose any premium it paid on the security.

EXTENSION RISK. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security.

LIQUIDITY RISK. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

PORTFOLIO SELECTION RISK. The adviser's judgment about the quality, relative yield, relative value or market trends affecting a particular sector or region, market segment, security or about interest rates generally may prove to be incorrect.

U.S. GOVERNMENT AGENCY OBLIGATIONS RISK. The fund invests in obligations issued by agencies and instrumentalities of the U.S. government. Government sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLBs), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government sponsored entities in the future.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES RISK. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called "sub-prime" mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

RISKS OF SUBORDINATED SECURITIES. A holder of securities that are subordinated or "junior" to more senior securities of an issuer is entitled to payment after holders of more senior securities of the issuer. As a result, subordinated securities will be disproportionately adversely affected by a default or even a perceived decline in creditworthiness of the issuer, or, in the case of a pooled investment, issuers of underlying obligations. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, tax burdens, and investment and repatriation restrictions.

INFLATION-LINKED SECURITY RISK. The principal or interest of inflation-linked securities such as TIPS is adjusted periodically to a specified rate of inflation. The inflation index used may not accurately measure the real rate of inflation. Inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

RISKS OF INVESTING IN EVENT-LINKED BONDS. The return of principal and the payment of interest on "event-linked" bonds are contingent on the non-occurrence of a pre-defined "trigger" event, such as a hurricane or an earthquake of a specific magnitude. In addition to the specified trigger events, event-linked bonds may expose the fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

RISKS OF INVESTING IN FLOATING RATE LOANS. The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer's obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans, and many loans are subject to restrictions on resale.

RISK OF INVESTMENT IN OTHER FUNDS. Investing in other investment companies subjects the fund to the risks of investing in the underlying securities or assets held by those funds. When investing in another fund, the fund will bear a pro rata portion of the underlying fund's expenses, in addition to its own expenses. Although the amount of investment in other funds is limited by legal or tax considerations in certain circumstances, the fund may invest extensively in other funds under certain rules and other forms of relief.

EQUITY SECURITIES RISK. Equity securities represent an ownership interest in an issuer, rank junior in a company's capital structure to debt securities and consequently may entail greater risk of loss than debt securities. Equity securities are subject to the risk that stock prices may rise and fall in periodic cycles and may perform poorly relative to other investments. This risk may be greater in the short term.

RISKS OF ZERO COUPON BONDS AND PAYMENT IN KIND SECURITIES. Zero coupon bonds and payment in kind securities may be more speculative and may fluctuate more in value than securities which pay income periodically and in cash. In addition, applicable tax rules require the fund to accrue and pay out its imputed income from such securities annually as income dividends. Such distributions may be taxable to shareholders.

MARKET SEGMENT RISK. To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

DERIVATIVES RISK. Using derivatives exposes the fund to additional risks, may increase the volatility of the fund's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the fund's portfolio. Changes in a derivative's value may not correlate well with the referenced asset or metric. The fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

CREDIT DEFAULT SWAP RISK. Credit default swap contracts, a type of derivative instrument, involve special risks and may result in losses to the fund. Credit default swaps may in some cases be illiquid, and they increase credit risk since the fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap. The absence of a central exchange or market for swap transactions led, in some instances, to difficulties in trading and valuation, especially in the event of market disruptions. Recent legislation, noted above, will require most swaps to be executed through a centralized exchange or regulated facility and be cleared through a regulated clearinghouse. The swap market could be disrupted or limited as a result of this legislation, which could adversely affect the fund. Moreover, the establishment of a centralized exchange or market for swap transactions may not result in swaps being easier to trade or value.

LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the fund's underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

RISK OF INCREASE IN EXPENSES. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND'S PAST PERFORMANCE

Since the fund does not yet have a full calendar year of operations, it does not disclose any performance information in this prospectus. The performance information provided by the fund in the future will give some indication of the risks of an investment in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compare with those of a broad measure of market performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER SERIES TRUST X
Prospectus Date	rr_ProspectusDate	Apr 26, 2011
Pioneer Absolute Return Credit Fund | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.43%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[1]
Net Expenses	rr_NetExpensesOverAssets	1.20%	[2]
1	rr_ExpenseExampleYear01	567
3	rr_ExpenseExampleYear03	850
1	rr_ExpenseExampleNoRedemptionYear01	567
3	rr_ExpenseExampleNoRedemptionYear03	850
Pioneer Absolute Return Credit Fund | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.43%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Net Expenses	rr_NetExpensesOverAssets	2.10%	[2]
1	rr_ExpenseExampleYear01	313
3	rr_ExpenseExampleYear03	664
1	rr_ExpenseExampleNoRedemptionYear01	213
3	rr_ExpenseExampleNoRedemptionYear03	664
Pioneer Absolute Return Credit Fund | CLASS Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[1]
Net Expenses	rr_NetExpensesOverAssets	0.85%	[2]
1	rr_ExpenseExampleYear01	87
3	rr_ExpenseExampleYear03	321
1	rr_ExpenseExampleNoRedemptionYear01	87
3	rr_ExpenseExampleNoRedemptionYear03	321
Pioneer Absolute Return Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pioneer Absolute Return Credit Fund FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	A high level of current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Capital appreciation is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least  $100,000 in Class A shares of the Pioneer funds. More information about these and other discounts is available from your investment professional and in the "Sales Charges" section of the prospectus beginning on page 28 and the "Sales Charges" section of the statement of additional information beginning on page 73.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREOWNER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Pioneer funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same except for year one (which considers the effect of the expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund selects investments from a broad spectrum of debt securities. The fund is managed using an absolute return approach, which means that it is not managed relative to an index. Accordingly, the fund does not seek to generate returns consistent with broader financial market movements, instead seeking to generate positive total returns over the course of different market environments. Total return is a combination of current income and capital appreciation. As part of its overall strategy, the fund uses derivatives in an effort to limit the effect of market volatility on its portfolio of securities. The fund also may use derivatives for a variety of other hedging and non-hedging purposes.

Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities. The fund has the flexibility to invest in a broad range of issuers and segments of the debt securities markets. The fund's investment adviser allocates the fund's debt securities among different instruments and segments of the debt markets, based on its outlook for economic, interest rate and political trends. Debt securities may include instruments and obligations of U.S. and non-U.S. corporate and other non-governmental entities, those of U.S. and non-U.S. governmental entities, mortgage-related or mortgage-backed securities (including "sub-prime" mortgages), asset-backed securities, floating rate loans, convertible securities, preferred securities, Treasury Inflation Protected Securities ("TIPS") and other inflation-linked debt securities, subordinated debt   securities, event-linked bonds, and funds that invest primarily in debt securities. The fund may invest without limit in debt securities of any credit quality, including those rated below investment grade (known as "junk bonds") or, if unrated, of equivalent credit quality as determined by the fund's investment adviser. The fund's investments in debt securities rated below investment grade may include securities that are in default. The fund may invest in securities of issuers located in emerging markets.

The fund invests in securities with a broad range of maturities and maintains an average portfolio maturity that varies based upon the judgment of the adviser. The fund's investments may have fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed rate, adjustable rate, floating rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

The fund may invest in equity securities, including common stocks, rights, warrants, depositary receipts, exchange-traded funds (ETFs) that invest primarily in equity securities and equity interests in real estate trusts (REITs). The fund may invest in equity securities as a consequence of holding debt of the same issuer or when the adviser believes the securities offer the potential for capital gains or other portfolio management purposes, although equity securities may not pay dividends or contribute to achieving the fund's investment objective of a high level of current income.

The adviser considers both broad economic and issuer specific factors in selecting a portfolio designed to achieve the fund's investment objectives. In assessing the appropriate maturity, rating, sector and country weightings of the fund's portfolio, the adviser considers a variety of factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, such as the rates of economic growth and inflation, Federal Reserve monetary policy and the relative value of the U.S. dollar compared to other currencies. Once the adviser determines the preferable portfolio characteristics, the adviser selects individual securities based upon the terms of the securities (such as yields compared to U.S. Treasuries or comparable issuers), liquidity and rating, sector and issuer diversification. The adviser also employs fundamental research to assess an issuer's credit quality, taking into account financial condition and profitability, future capital needs, potential for change in rating, industry outlook, the competitive environment and management ability. In making these portfolio decisions, the adviser relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. In selecting among market segments and instruments, the adviser considers the relative value of particular investments. The adviser may sell a portfolio security when it believes the security no longer will contribute to meeting the fund's investment objectives. The adviser makes that determination based on the same criteria it uses to select portfolio securities.

In addition to managing portfolio risk through conventional means, including through in-depth credit analysis and diversification, the adviser employs a disciplined, two-fold derivatives strategy designed to limit the effects of near-term volatility and severe market events. This strategy, which relies on proprietary, quantitative techniques, incorporates the adviser's macroeconomic views as well as its view of quantitative market indicators of financial disruption, such as the volatility of the S&P 500 Index and credit spreads. Credit spreads measure the difference in the yield of higher yielding bond sectors relative to U.S. Treasury bonds. Widening credit spreads can indicate higher levels of uncertainty or distress in financial markets. Over time, the adviser uses derivatives to maintain a "dynamic" hedge against near-term market volatility through exposure to market-, volatility- and/or credit-oriented derivatives, which it may adjust as credit spreads widen and narrow or as other indicators of market volatility change. As a second measure, when indicators signal severe market distress, the investment adviser may employ derivatives techniques designed to help limit the effects of that distress. Derivatives in which the fund may invest for these purposes include equity index futures, futures or swaps based on the Chicago Board of Exchange Volatility Index (VIX), credit default swaps and Treasury futures. The VIX is an index of market sentiment derived from S&P 500 Index option prices that is designed to reflect investors' consensus view of expected stock market volatility over future periods. In combination, the two elements of this strategy are intended to help limit the effect of market volatility on the fund's returns and generate positive returns over time. However, there can be no guarantee that such results will be achieved.

The fund also may use derivatives for a variety of other purposes, including: as a hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; and to increase the fund's return as a non-hedging strategy that may be considered speculative. The fund may establish, through derivatives, net short positions for individual sectors, markets, currencies or securities, or as a means of adjusting the fund's portfolio duration or other portfolio characteristics. The fund may invest without limit in derivative instruments. The fund also may hold cash or other short-term investments.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the fund. As with any mutual fund, there is no guarantee that the fund will achieve its objectives. Following is a summary description of principal risks of investing in the fund.

MARKET RISK. The values of securities held by the fund may fall due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The recent global financial crisis has caused a significant decline in the value and liquidity of many securities, including securities held by the fund. In response to the crisis, the U.S. government and the Federal Reserve have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time The fund may experience a substantial or complete loss on any individual security.

HIGH YIELD OR "JUNK" BOND RISK. Debt securities that are below investment grade, "junk bonds," are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

INTEREST RATE RISK. Interest rates may go up, causing the value of the fund's investments to decline (this risk may be greater for securities with longer maturities).

CREDIT RISK. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will decline. Credit risk is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality.

PREPAYMENT OR CALL RISK. During periods of declining interest rates, the issuer of a security (or borrowers in a pool of loans) may prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. The fund also may lose any premium it paid on the security.

EXTENSION RISK. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security.

LIQUIDITY RISK. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

PORTFOLIO SELECTION RISK. The adviser's judgment about the quality, relative yield, relative value or market trends affecting a particular sector or region, market segment, security or about interest rates generally may prove to be incorrect.

U.S. GOVERNMENT AGENCY OBLIGATIONS RISK. The fund invests in obligations issued by agencies and instrumentalities of the U.S. government. Government sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLBs), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government sponsored entities in the future.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES RISK. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called "sub-prime" mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

RISKS OF SUBORDINATED SECURITIES. A holder of securities that are subordinated or "junior" to more senior securities of an issuer is entitled to payment after holders of more senior securities of the issuer. As a result, subordinated securities will be disproportionately adversely affected by a default or even a perceived decline in creditworthiness of the issuer, or, in the case of a pooled investment, issuers of underlying obligations. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, tax burdens, and investment and repatriation restrictions.

INFLATION-LINKED SECURITY RISK. The principal or interest of inflation-linked securities such as TIPS is adjusted periodically to a specified rate of inflation. The inflation index used may not accurately measure the real rate of inflation. Inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

RISKS OF INVESTING IN EVENT-LINKED BONDS. The return of principal and the payment of interest on "event-linked" bonds are contingent on the non-occurrence of a pre-defined "trigger" event, such as a hurricane or an earthquake of a specific magnitude. In addition to the specified trigger events, event-linked bonds may expose the fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

RISKS OF INVESTING IN FLOATING RATE LOANS. The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer's obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans, and many loans are subject to restrictions on resale.

RISK OF INVESTMENT IN OTHER FUNDS. Investing in other investment companies subjects the fund to the risks of investing in the underlying securities or assets held by those funds. When investing in another fund, the fund will bear a pro rata portion of the underlying fund's expenses, in addition to its own expenses. Although the amount of investment in other funds is limited by legal or tax considerations in certain circumstances, the fund may invest extensively in other funds under certain rules and other forms of relief.

EQUITY SECURITIES RISK. Equity securities represent an ownership interest in an issuer, rank junior in a company's capital structure to debt securities and consequently may entail greater risk of loss than debt securities. Equity securities are subject to the risk that stock prices may rise and fall in periodic cycles and may perform poorly relative to other investments. This risk may be greater in the short term.

RISKS OF ZERO COUPON BONDS AND PAYMENT IN KIND SECURITIES. Zero coupon bonds and payment in kind securities may be more speculative and may fluctuate more in value than securities which pay income periodically and in cash. In addition, applicable tax rules require the fund to accrue and pay out its imputed income from such securities annually as income dividends. Such distributions may be taxable to shareholders.

MARKET SEGMENT RISK. To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

DERIVATIVES RISK. Using derivatives exposes the fund to additional risks, may increase the volatility of the fund's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the fund's portfolio. Changes in a derivative's value may not correlate well with the referenced asset or metric. The fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

CREDIT DEFAULT SWAP RISK. Credit default swap contracts, a type of derivative instrument, involve special risks and may result in losses to the fund. Credit default swaps may in some cases be illiquid, and they increase credit risk since the fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap. The absence of a central exchange or market for swap transactions led, in some instances, to difficulties in trading and valuation, especially in the event of market disruptions. Recent legislation, noted above, will require most swaps to be executed through a centralized exchange or regulated facility and be cleared through a regulated clearinghouse. The swap market could be disrupted or limited as a result of this legislation, which could adversely affect the fund. Moreover, the establishment of a centralized exchange or market for swap transactions may not result in swaps being easier to trade or value.

LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the fund's underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

RISK OF INCREASE IN EXPENSES. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	THE FUND'S PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Since the fund does not yet have a full calendar year of operations, it does not disclose any performance information in this prospectus. The performance information provided by the fund in the future will give some indication of the risks of an investment in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compare with those of a broad measure of market performance.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Since the fund does not yet have a full calendar year of operations, it does not disclose any performance information in this prospectus. The performance information provided by the fund in the future will give some indication of the risks of an investment in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compare with those of a broad measure of market performance

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	The fund's investment adviser has contractually agreed to limit ordinary operating expenses to the extent required to reduce fund expenses to 1.20%, 2.10% and 0.85% of the average daily net assets attributable to Class A, Class C and Class Y shares, respectively. These expense limitations are in effect through August 1, 2012. There can be no assurance that the adviser will extend the expense limitations beyond such time. While in effect, the arrangement may be terminated for any class only by agreement of the adviser and the Board of Trustees.

Pioneer Multi-Asset Floating Rate Fund FUND SUMMARY
INVESTMENT OBJECTIVES
A high level of current income.
Capital appreciation is a secondary objective.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least  $100,000 in Class A shares of the Pioneer funds. More information about these and other discounts is available from your investment professional and in the "Sales Charges" section of the prospectus beginning on page 31 and the "Sales Charges" section of the statement of additional information beginning on page 72.

SHAREOWNER FEES (fees paid directly from your investment)
Shareholder Fees - Pioneer Multi-Asset Floating Rate Fund	Class A	Class C	Class Y
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	4.50%	none	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	none	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pioneer Multi-Asset Floating Rate Fund		Class A	Class C	Class Y
Management Fees		0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.44%	0.44%	0.39%
Total Annual Fund Operating Expenses		1.09%	1.84%	0.79%
Less: Fee Waiver and Expense Reimbursement	[1]	(0.14%)	none	(0.09%)
Net Expenses	[2]	0.95%	1.84%	0.70%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	The fund's investment adviser has contractually agreed to limit ordinaryoperating expenses to the extent required to reduce fund expenses to 0.95%,1.85% and 0.70% of the average daily net assets attributable to Class A,Class C and Class Y shares, respectively. These expense limitations are in effect through August 1, 2012. There can be no assurance that the adviser will extend the expense limitations beyond such time. While in effect, the arrangement may be terminated for any class only by agreement of the adviser and the Board of Trustees.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same except for year one (which considers the effect of the expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

IF YOU REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Expense Example - Pioneer Multi-Asset Floating Rate Fund (USD $)	1	3
Class A	543	768
Class C	287	579
Class Y	72	243

IF YOU DO NOT REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Expense Example, No Redemption - Pioneer Multi-Asset Floating Rate Fund (USD $)	1	3
Class A	543	768
Class C	187	579
Class Y	72	243

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in floating rate instruments of U.S. and non-U.S. issuers, including: senior secured loans ("senior loans") and second lien or other subordinated or unsecured loans or debt issued by banks and other corporate and non-governmental entities; corporate bonds; mortgage-backed and asset-backed securities; event-linked bonds (also known as "catastrophe bonds"); and preferred stock. The fund also considers as floating rate instruments, and the fund may invest without limit in, adjustable rate securities, fixed rate securities with durations of less than or equal to one year, funds that invest primarily in floating rate instruments, and fixed rate securities with respect to which the fund has entered into derivative instruments to effectively convert the fixed rate interest payments into floating rate interest payments. The fund considers these investments as economic equivalents of floating rate instruments.

The fund may invest up to 20% of its net assets in debt securities that are rated below investment grade (debt securities rated below investment grade are commonly referred to as "junk bonds") or are unrated but determined by the fund's investment adviser to be of equivalent credit quality, and those that are in default or in bankruptcy. The fund does not have a policy of maintaining a specific average credit quality of its portfolio.

The fund may invest up to 35% of its total assets in debt securities of non-U.S.issuers, including emerging market issuers. The fund does not currently intend to invest more than 25% of its total assets in any one non-U.S. country.

In addition to its investments in floating rate instruments, the fund also may invest in other securities, including debt of U.S. and non-U.S. governmental,corporate and other non-governmental issuers; mortgage-backed and asset-backed securities; convertible securities; bonds not paying current income; bonds that do not make regular interest payments; U.S. government securities; zero coupon securities; money market instruments; and other short-term investments,including cash and cash equivalents, certificates of deposit, repurchase agreements maturing in one week or less and bankers' acceptances. The fund may receive debt securities or equity securities as a result of the general restructuring of the debt of an issuer, the restructuring of a floating rate loan, or as part of a package of securities acquired with a loan.

The fund may use derivatives, such as credit default swaps, for a variety of purposes, including: as a hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; and to increase the fund's return as a non-hedging strategy that may be considered speculative. The fund may invest without limit in derivative instruments. The fund may hold cash or other short-term investments.

The fund does not have a targeted maturity range for its portfolio. The fund invests in securities with a broad range of maturities. The fund's investments may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms, including fixed rate, adjustable rate,floating rate, contingent, deferred, payment in kind and auction rate features.The fund's investments may include instruments that allow for balloon payments or negative amortization payments.

The fund may invest in equity securities, including common stocks, rights, warrants, depositary receipts, exchange-traded funds (ETFs) that invest primarily in equity securities and equity interests in real estate investment trusts (REITs). The fund may invest in equity securities as a consequence of holding debt of the same issuer, when the adviser believes they offer the potential for capital gains or for other portfolio management purposes, although equity securities may not pay dividends or contribute to achieving the fund's investment objective of a high level of current income.

The adviser considers both broad economic and issuer specific factors in selecting a portfolio designed to achieve the fund's investment objectives. In assessing the appropriate maturity, rating, sector and country weightings of the fund's portfolio, the adviser considers a variety of factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, such as the rates of economic growth and inflation, Federal Reserve monetary policy, and the relative value of the U.S.dollar compared to other currencies. Once the adviser determines the preferable portfolio characteristics, the adviser selects individual securities based upon the terms of the securities (such as yields compared to U.S. Treasuries or comparable issues), liquidity, credit quality, and sector and issuer diversification. The adviser also employs fundamental quantitative and qualitative research to assess an issuer's credit quality, taking into account financial condition and profitability, future capital needs, potential for change in rating, industry outlook, the competitive environment and management capabilities. The adviser may sell a portfolio security when it believes the security no longer will contribute to meeting the fund's investment objectives.The adviser makes that determination based on the same criteria it uses to select portfolio securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

You could lose money on your investment in the fund. As with any mutual fund,there is no guarantee that the fund will achieve its objective. Following is a summary description of principal risks of investing in the fund.

MARKET RISK. The values of securities held by the fund may fall due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The recent global financial crisis has caused a significant decline in the value and liquidity of many securities, including securities held by the fund. In response to the crisis, the U.S. government and the Federal Reserve have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time The fund may experience a substantial or complete loss on any individual security.

HIGH YIELD OR "JUNK" BOND RISK. Debt securities that are below investment grade,"junk bonds," are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

INTEREST RATE RISK. Interest rates may go up, causing the value of the fund's investments to decline (this risk may be greater for securities with longer maturities).

The values of securities with floating interest rates generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as prevailing interest rates. Unlike fixed rate securities, floating rate securities generally will not increase in value if interest rates decline. Changes in interest rates also will affect the amount of interest income the fund earns on its floating rate investments. Unlike fixed rate securities, when prevailing interest rates decrease, the interest rate payable on floating rate investments will decrease.

CREDIT RISK. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will decline. Credit risk is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality. Junk bonds have a higher risk of default or are already in default and are considered speculative.

PREPAYMENT OR CALL RISK. During periods of declining interest rates, the issuer of a security (or borrowers in a pool of loans) may prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. The fund also may lose any premium it paid on the security.

LIQUIDITY RISK. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

RISKS OF INVESTING IN FLOATING RATE LOANS. Floating rate loans and similar investments may be illiquid or less liquid than other investments. No active trading market may exist for many floating rate loans, and many loans are subject to restrictions on resale.

An intermediate participant between the fund and the borrower in a loan participation may fail to meet its obligations to the fund to enforce any rights against the borrower. In addition, the issuer of the loan may default on its obligations.

Although the features of senior loans, including being secured by collateral and having priority over other obligations of the issuer, reduce some of the risks of investment in below investment grade securities, the loans are subject to significant risks.

Certain floating rate loans and other corporate debt securities involve refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. Other loans are incurred in restructuring or "work-out" scenarios, including debtor-in-possession facilities in bankruptcy. Loans to highly leveraged companies are especially vulnerable to adverse economic or market conditions and the risk of default.

RISK OF INSUFFICIENT COLLATERAL. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the issuer's obligations or may be difficult to liquidate. In addition, the fund's access to collateral may be limited by bankruptcy or other insolvency laws.

RISK OF DISADVANTAGED ACCESS TO CONFIDENTIAL INFORMATION. The adviser's decision not to receive material, non-public information about an issuer of a loan either held by, or considered for investment by, the fund, under normal circumstances could place it at a disadvantage, relative to other loan investors, in assessing a loan or the loan's issuer, and adversely affect the fund's investment performance.

RISKS OF SUBORDINATED SECURITIES. A holder of securities that are subordinated or "junior" to more senior securities of an issuer is entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, tax burdens, and investment and repatriation restrictions.

U.S. GOVERNMENT AGENCY OBLIGATIONS RISK. The fund invests in obligations issued by agencies and instrumentalities of the U.S. government. Government sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks(FHLBs), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government sponsored entities in the future.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES RISK. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called "sub-prime" mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

RISKS OF INVESTING IN EVENT-LINKED BONDS. The return of principal and the payment of interest on "event-linked" bonds are contingent on the non-occurrence of a pre-defined "trigger" event, such as a hurricane or an earthquake of a specific magnitude. In addition to the specified trigger events, event-linked bonds may expose the fund to other risks, including but not limited to issuer(credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

RISKS OF INVERSE FLOATING RATE OBLIGATIONS. The interest rate on inverse floating rate obligations will generally decrease as short-term interest rates increase, and increase as short-term rates decrease. Due to their leveraged structure, the sensitivity of the market value of an inverse floating rate obligation to changes in interest rates is generally greater than a comparable long-term bond issued by the same issuer and with similar credit quality,redemption and maturity provisions. Inverse floating rate obligations may be volatile and involve leverage risk.

RISK OF INVESTMENT IN OTHER FUNDS. Investing in other investment companies subjects the fund to the risks of investing in the underlying securities or assets held by those funds. When investing in another fund, the fund will bear a pro rata portion of the underlying fund's expenses, in addition to its own expenses. Although the amount of investment in other funds is limited by legal or tax considerations in certain circumstances, the fund may invest extensively in other funds under certain rules and other forms of relief.

DERIVATIVES RISK. Using derivatives exposes the fund to additional risks, may increase the volatility of the fund's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the fund's portfolio. Changes in a derivative's value may not correlate well with the referenced asset or metric. The fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

CREDIT DEFAULT SWAP RISK. Credit default swap contracts, a type of derivative instrument, involve special risks and may result in losses to the fund. Credit default swaps may in some cases be illiquid, and they increase credit risk since the fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap. The absence of a central exchange or market for swap transactions led, in some instances, to difficulties in trading and valuation, especially in the event of market disruptions. Recent legislation, noted above, will require most swaps to be executed through a centralized exchange or regulated facility and be cleared through a regulated clearinghouse. The swap market could be disrupted or limited as a result of this legislation, which could adversely affect the fund. Moreover, the establishment of a centralized exchange or market for swap transactions may not result in swaps being easier to trade or value.

LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the fund's underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

EQUITY SECURITIES RISK. Equity securities represent an ownership interest in an issuer, rank junior in a company's capital structure to debt securities and consequently may entail greater risk of loss than debt securities. Equity securities are subject to the risk that stock prices may rise and fall in periodic cycles and may perform poorly relative to other investments. This risk may be greater in the short term.

RISKS OF ZERO COUPON BONDS AND PAYMENT IN KIND SECURITIES. Zero coupon bonds and payment in kind securities may be more speculative and may fluctuate more in value than securities which pay income periodically and in cash. In addition, applicable tax rules require the fund to accrue and pay out its imputed income from such securities annually as income dividends. Such distributions may be taxable to shareholders.

PORTFOLIO SELECTION RISK. The adviser's judgment about the quality, relative yield, relative value or market trends affecting a particular sector or region,market segment, security or about interest rates generally may prove to be incorrect.

MARKET SEGMENT RISK. To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

RISK OF INCREASE IN EXPENSES. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND'S PAST PERFORMANCE

Since the fund does not yet have a full calendar year of operations, it does not disclose any performance information in this prospectus. The performance information provided by the fund in the future will give some indication of the risks of an investment in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compare with those of a broad measure of market performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER SERIES TRUST X
Prospectus Date	rr_ProspectusDate	Apr 26, 2011
Pioneer Multi-Asset Floating Rate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.44%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.09%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Net Expenses	rr_NetExpensesOverAssets	0.95%	[2]
1	rr_ExpenseExampleYear01	543
3	rr_ExpenseExampleYear03	768
1	rr_ExpenseExampleNoRedemptionYear01	543
3	rr_ExpenseExampleNoRedemptionYear03	768
Pioneer Multi-Asset Floating Rate Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.44%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.84%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Net Expenses	rr_NetExpensesOverAssets	1.84%	[2]
1	rr_ExpenseExampleYear01	287
3	rr_ExpenseExampleYear03	579
1	rr_ExpenseExampleNoRedemptionYear01	187
3	rr_ExpenseExampleNoRedemptionYear03	579
Pioneer Multi-Asset Floating Rate Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.79%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Net Expenses	rr_NetExpensesOverAssets	0.70%	[2]
1	rr_ExpenseExampleYear01	72
3	rr_ExpenseExampleYear03	243
1	rr_ExpenseExampleNoRedemptionYear01	72
3	rr_ExpenseExampleNoRedemptionYear03	243
Pioneer Multi-Asset Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pioneer Multi-Asset Floating Rate Fund FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	A high level of current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Capital appreciation is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least  $100,000 in Class A shares of the Pioneer funds. More information about these and other discounts is available from your investment professional and in the "Sales Charges" section of the prospectus beginning on page 31 and the "Sales Charges" section of the statement of additional information beginning on page 72.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREOWNER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Pioneer funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same except for year one (which considers the effect of the expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in floating rate instruments of U.S. and non-U.S. issuers, including: senior secured loans ("senior loans") and second lien or other subordinated or unsecured loans or debt issued by banks and other corporate and non-governmental entities; corporate bonds; mortgage-backed and asset-backed securities; event-linked bonds (also known as "catastrophe bonds"); and preferred stock. The fund also considers as floating rate instruments, and the fund may invest without limit in, adjustable rate securities, fixed rate securities with durations of less than or equal to one year, funds that invest primarily in floating rate instruments, and fixed rate securities with respect to which the fund has entered into derivative instruments to effectively convert the fixed rate interest payments into floating rate interest payments. The fund considers these investments as economic equivalents of floating rate instruments.

The fund may invest up to 20% of its net assets in debt securities that are rated below investment grade (debt securities rated below investment grade are commonly referred to as "junk bonds") or are unrated but determined by the fund's investment adviser to be of equivalent credit quality, and those that are in default or in bankruptcy. The fund does not have a policy of maintaining a specific average credit quality of its portfolio.

The fund may invest up to 35% of its total assets in debt securities of non-U.S.issuers, including emerging market issuers. The fund does not currently intend to invest more than 25% of its total assets in any one non-U.S. country.

In addition to its investments in floating rate instruments, the fund also may invest in other securities, including debt of U.S. and non-U.S. governmental,corporate and other non-governmental issuers; mortgage-backed and asset-backed securities; convertible securities; bonds not paying current income; bonds that do not make regular interest payments; U.S. government securities; zero coupon securities; money market instruments; and other short-term investments,including cash and cash equivalents, certificates of deposit, repurchase agreements maturing in one week or less and bankers' acceptances. The fund may receive debt securities or equity securities as a result of the general restructuring of the debt of an issuer, the restructuring of a floating rate loan, or as part of a package of securities acquired with a loan.

The fund may use derivatives, such as credit default swaps, for a variety of purposes, including: as a hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; and to increase the fund's return as a non-hedging strategy that may be considered speculative. The fund may invest without limit in derivative instruments. The fund may hold cash or other short-term investments.

The fund does not have a targeted maturity range for its portfolio. The fund invests in securities with a broad range of maturities. The fund's investments may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms, including fixed rate, adjustable rate,floating rate, contingent, deferred, payment in kind and auction rate features.The fund's investments may include instruments that allow for balloon payments or negative amortization payments.

The fund may invest in equity securities, including common stocks, rights, warrants, depositary receipts, exchange-traded funds (ETFs) that invest primarily in equity securities and equity interests in real estate investment trusts (REITs). The fund may invest in equity securities as a consequence of holding debt of the same issuer, when the adviser believes they offer the potential for capital gains or for other portfolio management purposes, although equity securities may not pay dividends or contribute to achieving the fund's investment objective of a high level of current income.

The adviser considers both broad economic and issuer specific factors in selecting a portfolio designed to achieve the fund's investment objectives. In assessing the appropriate maturity, rating, sector and country weightings of the fund's portfolio, the adviser considers a variety of factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, such as the rates of economic growth and inflation, Federal Reserve monetary policy, and the relative value of the U.S.dollar compared to other currencies. Once the adviser determines the preferable portfolio characteristics, the adviser selects individual securities based upon the terms of the securities (such as yields compared to U.S. Treasuries or comparable issues), liquidity, credit quality, and sector and issuer diversification. The adviser also employs fundamental quantitative and qualitative research to assess an issuer's credit quality, taking into account financial condition and profitability, future capital needs, potential for change in rating, industry outlook, the competitive environment and management capabilities. The adviser may sell a portfolio security when it believes the security no longer will contribute to meeting the fund's investment objectives.The adviser makes that determination based on the same criteria it uses to select portfolio securities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the fund. As with any mutual fund,there is no guarantee that the fund will achieve its objective. Following is a summary description of principal risks of investing in the fund.

MARKET RISK. The values of securities held by the fund may fall due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The recent global financial crisis has caused a significant decline in the value and liquidity of many securities, including securities held by the fund. In response to the crisis, the U.S. government and the Federal Reserve have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time The fund may experience a substantial or complete loss on any individual security.

HIGH YIELD OR "JUNK" BOND RISK. Debt securities that are below investment grade,"junk bonds," are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

INTEREST RATE RISK. Interest rates may go up, causing the value of the fund's investments to decline (this risk may be greater for securities with longer maturities).

The values of securities with floating interest rates generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as prevailing interest rates. Unlike fixed rate securities, floating rate securities generally will not increase in value if interest rates decline. Changes in interest rates also will affect the amount of interest income the fund earns on its floating rate investments. Unlike fixed rate securities, when prevailing interest rates decrease, the interest rate payable on floating rate investments will decrease.

CREDIT RISK. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will decline. Credit risk is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality. Junk bonds have a higher risk of default or are already in default and are considered speculative.

PREPAYMENT OR CALL RISK. During periods of declining interest rates, the issuer of a security (or borrowers in a pool of loans) may prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. The fund also may lose any premium it paid on the security.

LIQUIDITY RISK. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

RISKS OF INVESTING IN FLOATING RATE LOANS. Floating rate loans and similar investments may be illiquid or less liquid than other investments. No active trading market may exist for many floating rate loans, and many loans are subject to restrictions on resale.

An intermediate participant between the fund and the borrower in a loan participation may fail to meet its obligations to the fund to enforce any rights against the borrower. In addition, the issuer of the loan may default on its obligations.

Although the features of senior loans, including being secured by collateral and having priority over other obligations of the issuer, reduce some of the risks of investment in below investment grade securities, the loans are subject to significant risks.

Certain floating rate loans and other corporate debt securities involve refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. Other loans are incurred in restructuring or "work-out" scenarios, including debtor-in-possession facilities in bankruptcy. Loans to highly leveraged companies are especially vulnerable to adverse economic or market conditions and the risk of default.

RISK OF INSUFFICIENT COLLATERAL. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the issuer's obligations or may be difficult to liquidate. In addition, the fund's access to collateral may be limited by bankruptcy or other insolvency laws.

RISK OF DISADVANTAGED ACCESS TO CONFIDENTIAL INFORMATION. The adviser's decision not to receive material, non-public information about an issuer of a loan either held by, or considered for investment by, the fund, under normal circumstances could place it at a disadvantage, relative to other loan investors, in assessing a loan or the loan's issuer, and adversely affect the fund's investment performance.

RISKS OF SUBORDINATED SECURITIES. A holder of securities that are subordinated or "junior" to more senior securities of an issuer is entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, tax burdens, and investment and repatriation restrictions.

U.S. GOVERNMENT AGENCY OBLIGATIONS RISK. The fund invests in obligations issued by agencies and instrumentalities of the U.S. government. Government sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks(FHLBs), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government sponsored entities in the future.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES RISK. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called "sub-prime" mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

RISKS OF INVESTING IN EVENT-LINKED BONDS. The return of principal and the payment of interest on "event-linked" bonds are contingent on the non-occurrence of a pre-defined "trigger" event, such as a hurricane or an earthquake of a specific magnitude. In addition to the specified trigger events, event-linked bonds may expose the fund to other risks, including but not limited to issuer(credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

RISKS OF INVERSE FLOATING RATE OBLIGATIONS. The interest rate on inverse floating rate obligations will generally decrease as short-term interest rates increase, and increase as short-term rates decrease. Due to their leveraged structure, the sensitivity of the market value of an inverse floating rate obligation to changes in interest rates is generally greater than a comparable long-term bond issued by the same issuer and with similar credit quality,redemption and maturity provisions. Inverse floating rate obligations may be volatile and involve leverage risk.

RISK OF INVESTMENT IN OTHER FUNDS. Investing in other investment companies subjects the fund to the risks of investing in the underlying securities or assets held by those funds. When investing in another fund, the fund will bear a pro rata portion of the underlying fund's expenses, in addition to its own expenses. Although the amount of investment in other funds is limited by legal or tax considerations in certain circumstances, the fund may invest extensively in other funds under certain rules and other forms of relief.

DERIVATIVES RISK. Using derivatives exposes the fund to additional risks, may increase the volatility of the fund's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the fund's portfolio. Changes in a derivative's value may not correlate well with the referenced asset or metric. The fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

CREDIT DEFAULT SWAP RISK. Credit default swap contracts, a type of derivative instrument, involve special risks and may result in losses to the fund. Credit default swaps may in some cases be illiquid, and they increase credit risk since the fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap. The absence of a central exchange or market for swap transactions led, in some instances, to difficulties in trading and valuation, especially in the event of market disruptions. Recent legislation, noted above, will require most swaps to be executed through a centralized exchange or regulated facility and be cleared through a regulated clearinghouse. The swap market could be disrupted or limited as a result of this legislation, which could adversely affect the fund. Moreover, the establishment of a centralized exchange or market for swap transactions may not result in swaps being easier to trade or value.

LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the fund's underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

EQUITY SECURITIES RISK. Equity securities represent an ownership interest in an issuer, rank junior in a company's capital structure to debt securities and consequently may entail greater risk of loss than debt securities. Equity securities are subject to the risk that stock prices may rise and fall in periodic cycles and may perform poorly relative to other investments. This risk may be greater in the short term.

RISKS OF ZERO COUPON BONDS AND PAYMENT IN KIND SECURITIES. Zero coupon bonds and payment in kind securities may be more speculative and may fluctuate more in value than securities which pay income periodically and in cash. In addition, applicable tax rules require the fund to accrue and pay out its imputed income from such securities annually as income dividends. Such distributions may be taxable to shareholders.

PORTFOLIO SELECTION RISK. The adviser's judgment about the quality, relative yield, relative value or market trends affecting a particular sector or region,market segment, security or about interest rates generally may prove to be incorrect.

MARKET SEGMENT RISK. To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

RISK OF INCREASE IN EXPENSES. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	THE FUND'S PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Since the fund does not yet have a full calendar year of operations, it does not disclose any performance information in this prospectus. The performance information provided by the fund in the future will give some indication of the risks of an investment in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compare with those of a broad measure of market performance.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Since the fund does not yet have a full calendar year of operations, it does not disclose any performance information in this prospectus. The performance information provided by the fund in the future will give some indication of the risks of an investment in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compare with those of a broad measure of market performance.

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	The fund's investment adviser has contractually agreed to limit ordinaryoperating expenses to the extent required to reduce fund expenses to 0.95%,1.85% and 0.70% of the average daily net assets attributable to Class A,Class C and Class Y shares, respectively. These expense limitations are in effect through August 1, 2012. There can be no assurance that the adviser will extend the expense limitations beyond such time. While in effect, the arrangement may be terminated for any class only by agreement of the adviser and the Board of Trustees.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 26, 2011